Securities - Summary of Sales of Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Proceeds	$ 44,181	$ 16,290
Gross gains	422	163
Gross losses	$ (163)	$ (75)